Business combination - Fair value of major classes of identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Labilities:
Goodwill on acquisition		$ 671,122	$ 671,122	$ 627,294
Reliable Financial Services
Business Acquisition
Cash consideration	$ 1,843,256
Assets:
Loans	1,802,463
Premises and equipment	1,246
Accrued income receivables	1,466
Other assets	4,929
Identifiable intangible assets	488
Total assets	1,810,592
Labilities:
Other liabilities	11,164
Total liabilities	11,164
Net assets acquired	1,799,428
Goodwill on acquisition	43,828
Reliable Financial Services | Book Value Before Acquisition Adjustment
Business Acquisition
Cash consideration	1,843,256
Assets:
Loans	1,912,866
Premises and equipment	1,246
Accrued income receivables	1,466
Other assets	5,020
Identifiable intangible assets	0
Total assets	1,920,598
Labilities:
Other liabilities	11,164
Total liabilities	11,164
Net assets acquired	1,909,434
Reliable Financial Services | Fair value adjustment
Business Acquisition
Cash consideration	0
Assets:
Loans	(126,908)
Premises and equipment	0
Accrued income receivables	0
Other assets	0
Identifiable intangible assets	488
Total assets	(126,420)
Labilities:
Other liabilities	0
Total liabilities	0
Net assets acquired	(126,420)
Reliable Financial Services | Period adjustment
Business Acquisition
Cash consideration	0
Assets:
Loans	16,505
Premises and equipment	0
Accrued income receivables	0
Other assets	(91)
Identifiable intangible assets	0
Total assets	16,414
Labilities:
Other liabilities	0
Total liabilities	0
Net assets acquired	$ 16,414